Short-Term Borrowings and Long-Term Debt (Short-Term Borrowings) (Parenthetical) (Detail)	Mar. 31, 2019	Mar. 31, 2018
Unsecured Loans Weighted Average Interest Rate 3.95%
Short-term Debt [Line Items]
Debt weighted-average interest rate		3.95%
Unsecured Loans Weighted Average Interest Rate 2.52%
Short-term Debt [Line Items]
Debt weighted-average interest rate	2.52%
Secured Loans Weighted Average Interest Rate 0.12%
Short-term Debt [Line Items]
Debt weighted-average interest rate		0.12%
Repurchase agreement, weighted average interest rate 0.18%
Short-term Debt [Line Items]
Debt weighted-average interest rate		0.18%
Repurchase agreement, weighted average interest rate 0.56%
Short-term Debt [Line Items]
Debt weighted-average interest rate	0.56%
Secured Call Money Weighted Average Interest Rate 0.07%
Short-term Debt [Line Items]
Debt weighted-average interest rate		(0.07%)
Secured Call Money Weighted Average Interest Rate 0.18%
Short-term Debt [Line Items]
Debt weighted-average interest rate	0.18%